Discontinued Operations	12 Months Ended
Dec. 31, 2013
Discontinued Operations
Discontinued Operations

8. Discontinued Operations

        Under ASC 205-20, Discontinued Operations ("ASC 205-20"), our retained and operated amenities classified as assets held for sale as of December 31, 2011 qualified as discontinued operations and, therefore, the related results of operations are required to be reported separately from continuing operations in the accompanying consolidated statements of operations. We had no amenities assets held for sale at either December 31, 2013 or 2012.

        During the year ended December 31, 2012, we sold (i) a sports amenity club for $5.5 million (excluding closing costs) and recorded a pretax profit of $2.3 million and (ii) a sports amenity club for $5.9 million and recorded a pretax profit of $2.0 million. During the year ended December 31, 2011, we sold (i) our 51% investment in a golf amenity club for $11.0 million (excluding closing costs) and recorded a pretax gain of $0.81 million and (ii) a golf amenity club for $4.8 million (excluding closing costs) and recorded a pretax gain of $0.03 million.

        The results from our discontinued operations are summarized in the table below.

	Years Ended December 31,
	2013	2012	2011
	(in thousands)
Revenues	$—	$2,177	$13,931

Income from discontinued operations before income taxes	$—	$195	$2,412
Income tax expense	—	(77)	(935)

Income from discontinued operations, net of tax	$—	$118	$1,477

Gain on sale of discontinued operations before income taxes	$—	$4,265	$835
Income tax expense	—	(1,677)	(324)

Gain on sale of discontinued operations, net of tax	$—	$2,588	$511